Mineral exploration and project evaluation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Mineral exploration	$ (63,132)	$ (48,855)	$ (57,988)
Project evaluation	(18,564)	(19,121)	(41,624)
Mineral exploration and Project development	$ (81,696)	$ (67,976)	$ (99,612)